CONTINGENT LIABILITIES AND COMMITMENTS (Details) $ in Thousands	Dec. 31, 2015 USD ($)
CONTINGENT LIABILITIES AND COMMITMENTS [Line Items]
2016	$ 110
2017	43
Operating Leases, Future Minimum Payments Due	$ 153